INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Details 5) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Revenue
Rental	$ 19,380,979		$ 24,091,023
Interest and other	413,317		470,447
Operating Partnerships Revenues	19,794,296		24,561,470
Expenses
Interest	2,653,242		3,469,195
Depreciation and amortization	4,657,323		5,710,025
Taxes and insurance	2,504,995		3,055,513
Repairs and maintenance	4,739,327		5,891,102
Operating expenses	6,762,914		8,458,333
Other expenses	321,714		307,168
Operating Partnerships Total Expenses	21,639,515		26,891,336
NET INCOME (LOSS)	(1,845,219)		(2,329,866)
Net loss allocated to Boston Capital Tax Credit Fund II Limited Partnership*	(1,878,168)	[1]	(2,145,042)	[2]
Net income (loss) allocated to other partners	32,949		(184,824)
Series Seven [Member]
Revenue
Rental	0		0
Interest and other	0		0
Operating Partnerships Revenues	0		0
Expenses
Interest	0		0
Depreciation and amortization	0		0
Taxes and insurance	0		0
Repairs and maintenance	0		0
Operating expenses	0		0
Other expenses	0		0
Operating Partnerships Total Expenses	0		0
NET INCOME (LOSS)	0		0
Net loss allocated to Boston Capital Tax Credit Fund II Limited Partnership*	0	[1]	0	[2]
Net income (loss) allocated to other partners	0		0
Series Nine [Member]
Revenue
Rental	2,410,059		3,604,626
Interest and other	54,547		54,006
Operating Partnerships Revenues	2,464,606		3,658,632
Expenses
Interest	347,672		571,780
Depreciation and amortization	602,197		935,726
Taxes and insurance	328,407		500,031
Repairs and maintenance	601,911		849,059
Operating expenses	797,005		1,279,518
Other expenses	34,634		61,730
Operating Partnerships Total Expenses	2,711,826		4,197,844
NET INCOME (LOSS)	(247,220)		(539,212)
Net loss allocated to Boston Capital Tax Credit Fund II Limited Partnership*	(213,903)	[1]	(490,952)	[2]
Net income (loss) allocated to other partners	(33,317)		(48,260)
Series Ten [Member]
Revenue
Rental	2,641,593		2,771,672
Interest and other	52,691		56,827
Operating Partnerships Revenues	2,694,284		2,828,499
Expenses
Interest	258,227		317,364
Depreciation and amortization	684,980		725,288
Taxes and insurance	377,193		370,984
Repairs and maintenance	675,873		751,599
Operating expenses	915,327		978,338
Other expenses	42,833		47,677
Operating Partnerships Total Expenses	2,954,433		3,191,250
NET INCOME (LOSS)	(260,149)		(362,751)
Net loss allocated to Boston Capital Tax Credit Fund II Limited Partnership*	(236,913)	[1]	(292,886)	[2]
Net income (loss) allocated to other partners	(23,236)		(69,865)
Series Eleven [Member]
Revenue
Rental	4,021,144		4,077,181
Interest and other	56,560		114,817
Operating Partnerships Revenues	4,077,704		4,191,998
Expenses
Interest	555,153		546,215
Depreciation and amortization	1,003,462		1,030,268
Taxes and insurance	529,192		555,808
Repairs and maintenance	990,527		1,041,359
Operating expenses	1,429,536		1,426,361
Other expenses	37,084		35,544
Operating Partnerships Total Expenses	4,544,954		4,635,555
NET INCOME (LOSS)	(467,250)		(443,557)
Net loss allocated to Boston Capital Tax Credit Fund II Limited Partnership*	(420,925)	[1]	(325,309)	[2]
Net income (loss) allocated to other partners	(46,325)		(118,248)
Series Twelve [Member]
Revenue
Rental	3,639,962		4,117,689
Interest and other	110,174		70,217
Operating Partnerships Revenues	3,750,136		4,187,906
Expenses
Interest	555,635		639,888
Depreciation and amortization	814,483		894,897
Taxes and insurance	444,991		460,090
Repairs and maintenance	813,473		983,794
Operating expenses	1,195,524		1,399,652
Other expenses	98,802		65,353
Operating Partnerships Total Expenses	3,922,908		4,443,674
NET INCOME (LOSS)	(172,772)		(255,768)
Net loss allocated to Boston Capital Tax Credit Fund II Limited Partnership*	(244,848)	[1]	(247,885)	[2]
Net income (loss) allocated to other partners	72,076		(7,883)
Series Fourteen [Member]
Revenue
Rental	6,668,221		9,519,855
Interest and other	139,345		174,580
Operating Partnerships Revenues	6,807,566		9,694,435
Expenses
Interest	936,555		1,393,948
Depreciation and amortization	1,552,201		2,123,846
Taxes and insurance	825,212		1,168,600
Repairs and maintenance	1,657,543		2,265,291
Operating expenses	2,425,522		3,374,464
Other expenses	108,361		96,864
Operating Partnerships Total Expenses	7,505,394		10,423,013
NET INCOME (LOSS)	(697,828)		(728,578)
Net loss allocated to Boston Capital Tax Credit Fund II Limited Partnership*	(761,579)	[1]	(788,010)	[2]
Net income (loss) allocated to other partners	$ 63,751		$ 59,432

[1]	Amounts include $0, $213,903, $236,913, $420,925, $244,848 and $761,579 for Series 7, Series 9, Series 10, Series 11, Series 12 and Series 14, respectively, of loss not recognized under the equity method of accounting as described in note A.
[2]	Amounts include $0, $490,952, $292,886, $325,309, $247,885 and $788,010 for Series 7, Series 9, Series 10, Series 11, Series 12 and Series 14, respectively, of loss not recognized under the equity method of accounting as described in note A.